DISCONTINUED OPERATIONS Assets of Disposal Group (Details) - Hexis - Commercial Cyber Solutions - Discontinued Operations - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Receivables	$ 5,256	$ 3,882
Inventories, net	2,164	650
Prepaid expenses	345	451
Property and equipment, net	5,341	6,862
Goodwill	7,467	15,467
Other intangibles, net	2,600	8,124
Total assets classified as held for sale:	23,173	35,436
Accounts payable and other accrued expenses	3,686	2,606
Deferred revenue	3,398	3,929
Total liabilities held for sale	$ 7,084	$ 6,535